Note 4 - The Merger (Tables)	9 Months Ended
Sep. 30, 2024
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Recapitalization
Cash	$75
Prepaid expenses	62
Equipment	12
Non-cash net working capital assumed from WaveDancer	(354)

Effect of the Merger, net of transaction costs	(205)
Number of Shares
Shares of common stock owned by WaveDancer’s pre-Merger shareholders	802,142
Shares of common stock issued in exchange for Private Firefly shares of common stock	6,670,413
Total shares of common stock outstanding immediately after Merger	7,472,555